Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Autohome Inc.	¥ 2,001,619	$ 307,642	¥ 1,227,914	¥ 990,649
Denominator:
Weighted average ordinary shares outstanding	116,379,846	116,379,846	114,237,600
Basic earnings per share | (per share)	¥ 17.20	$ 2.64	¥ 10.75	¥ 8.83
Numerator:
Net income attributable to Autohome Inc.	¥ 2,001,619	$ 307,642	¥ 1,227,914
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 15)	0	0	0
Net income attributable to Autohome Inc.	¥ 2,001,619	$ 307,642	¥ 1,227,914
Denominator:
Weighted average ordinary shares outstanding	116,379,846	116,379,846	114,237,600
Conversion of Class B into Class A ordinary shares (Note 15)	0	0	0
Dilutive effect of share-based awards	1,679,010	1,679,010	1,798,727
Weighted average number of shares outstanding-diluted	118,058,856	118,058,856	116,036,327
Diluted earnings per share | (per share)	¥ 16.95	$ 2.61	¥ 10.58	¥ 8.57
Class A Ordinary Shares [Member]
Numerator:
Net income attributable to Autohome Inc. | ¥				¥ 444,916
Denominator:
Weighted average ordinary shares outstanding				50,403,077
Basic earnings per share | ¥ / shares				¥ 8.83
Numerator:
Net income attributable to Autohome Inc. | ¥				¥ 461,052
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 15) | ¥				529,597
Net income attributable to Autohome Inc. | ¥				¥ 990,649
Denominator:
Weighted average ordinary shares outstanding				50,403,077
Conversion of Class B into Class A ordinary shares (Note 15)				61,824,328
Dilutive effect of share-based awards				3,419,421
Weighted average number of shares outstanding-diluted				115,646,826
Diluted earnings per share | ¥ / shares				¥ 8.57
Class B Ordinary Shares [Member]
Numerator:
Net income attributable to Autohome Inc. | ¥				¥ 545,733
Denominator:
Weighted average ordinary shares outstanding				61,824,328
Basic earnings per share | ¥ / shares				¥ 8.83
Numerator:
Net income attributable to Autohome Inc. | ¥				¥ 529,597
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 15) | ¥				0
Net income attributable to Autohome Inc. | ¥				¥ 529,597
Denominator:
Weighted average ordinary shares outstanding				61,824,328
Conversion of Class B into Class A ordinary shares (Note 15)				0
Dilutive effect of share-based awards				0
Weighted average number of shares outstanding-diluted				61,824,328
Diluted earnings per share | ¥ / shares				¥ 8.57